Other Intangible Assets, Net - Significant Components (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Intangible assets
Other intangible assets, Gross	$ 1,598,726	$ 1,328,034
Other intangible assets, Accumulated Amortization	(802,024)	(600,888)
Other intangible assets, Net	796,702	727,146
Merchant relationships
Intangible assets
Other intangible assets, Gross	756,400	588,000
Other intangible assets, Accumulated Amortization	(252,050)	(147,000)
Other intangible assets, Net	504,350	441,000
Channel relationships
Intangible assets
Other intangible assets, Gross	520,000	439,398
Other intangible assets, Accumulated Amortization	(260,461)	(200,540)
Other intangible assets, Net	259,539	238,858
Customer relationships
Intangible assets
Other intangible assets, Gross	166,811	167,222
Other intangible assets, Accumulated Amortization	(150,509)	(139,969)
Other intangible assets, Net	16,302	27,253
Trade name
Intangible assets
Other intangible assets, Gross	79,546	62,468
Other intangible assets, Accumulated Amortization	(70,906)	(58,068)
Other intangible assets, Net	8,640	4,400
Covenants not-to-compete
Intangible assets
Other intangible assets, Gross	34,040	29,940
Other intangible assets, Accumulated Amortization	(29,507)	(20,815)
Other intangible assets, Net	4,533	9,125
Database
Intangible assets
Other intangible assets, Gross	28,000	28,000
Other intangible assets, Accumulated Amortization	(28,000)	(25,200)
Other intangible assets, Net		2,800
Trade association
Intangible assets
Other intangible assets, Gross	10,000	10,000
Other intangible assets, Accumulated Amortization	(8,750)	(7,750)
Other intangible assets, Net	1,250	2,250
Favorable lease
Intangible assets
Other intangible assets, Gross	3,929	3,006
Other intangible assets, Accumulated Amortization	(1,841)	(1,546)
Other intangible assets, Net	$ 2,088	$ 1,460